Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Accounting Policies [Line Items]
Distributors range			30 days
Sale of Stock, Transaction Date	Apr. 02, 2012
No of Shares sold by the Company	950,000		5,750,000
No of Shares sold to Shareholders	4,800,000
Common stock price	$ 19
Aggregate amount of consideration for shares sold in the offering	$ 109,300,000		$ 109,300,000
Shares purchased by the underwriters	750,000
Net proceeds from IPO	11,100,000
Underwriting discounts and commissions	1,300,000
Offering Expenses	5,600,000
Outstanding shares of convertible preferred stock converted into no of shares of common stock	15,221,571
Reclassified common stock and the related convertible preferred stock warrant liability to additional paid-in capital	80,560
Common stock, shares authorized	30,000,000		24,000,000	24,000,000
Common stock, par value	$ 0.001		$ 0.001	$ 0.001
Preferred stock, shares authorized	$ 0.001		$ 0.001	$ 0.001
Preferred stock, par value	5,000,000		6,455,531	6,455,531
Preferred stock, shares issued			0	0
Preferred stock, shares outstanding			0	0
Capitalized software development costs, net of accumulated amortization	2,400,000		2,000,000	434,000
Construction in progress	2,200,000		1,600,000
Shipping and handling costs	1,300,000	1,100,000	4,800,000	4,700,000	4,300,000
Research and development cost	800,000	400,000	2,000,000	2,100,000	1,300,000
advertising costs	300,000	100,000	1,200,000	800,000	1,100,000
Increase in fair value of convertible preferred stock warrant liability			949,000
Decrease in additional paid-in capital			431,000	553,000	79,000	44,000
Increase in expense			518,000
Restatement Adjustment
Accounting Policies [Line Items]
Increase in fair value of convertible preferred stock warrant liability		900,000
Decrease in additional paid-in capital		400,000		553,000	79,000	44,000
Increase in expense		$ 500,000
Customer One
Accounting Policies [Line Items]
Percentage of accounts receivable	25.00%		45.00%	30.00%
Customer Two
Accounting Policies [Line Items]
Percentage of accounts receivable	22.00%		21.00%	21.00%
Initial Public Offering (IPO)
Accounting Policies [Line Items]
Capital stock, shares authorized	35,000,000
Common stock, shares authorized	30,000,000
Common stock, par value	$ 0.001
Preferred stock, shares authorized	$ 5,000,000
Preferred stock, par value	0.001
Preferred stock, shares issued	0
Preferred stock, shares outstanding	0